Condensed financial information of the parent company - Statements of Operations (Details) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating expenses:
General and administrative expenses	$ (3,113,214)	$ (1,621,591)
Other expenses
Other expenses	81,823	(2,272)
Net (loss) income attributable to Farmmi, Inc.	(586,939)	1,362,616
FAMI | Reportable legal entity
Operating expenses:
General and administrative expenses	(2,529,882)	(1,267,506)
Other expenses
Other expenses	(1,861)	(408)
Loss from operations	(2,531,743)	(1,267,914)
Equity in income of subsidiaries and VIE	1,944,804	2,630,530
Net (loss) income attributable to Farmmi, Inc.	$ (586,939)	$ 1,362,616